Material Accounting Policies (Details)	6 Months Ended
Sep. 30, 2024 segments
Significant Accounting Policies [LIne Items]
Reportable segment (in segments)	1
Bottom of range [member] | Computer Equipment [Member]
Significant Accounting Policies [LIne Items]
Estimated useful lives	1 year
Top of range [member] | Computer Equipment [Member]
Significant Accounting Policies [LIne Items]
Estimated useful lives	3 years